Deferred Tax - Summary of Adjustments in Deferred Tax Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	$ 734	$ 873
Transfer to assets held for sale		(19)
Expense equity	(53)	21
Translation and other, net	12
Ending balance	595	734
Net deferred liability	(629)	(1,107)
Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement	609	145
Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement		60
Deferred Tax Assets [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement	(98)	(134)
Deferred Tax Assets [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement		(7)
Tax losses [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	48	72
Transfer to assets held for sale		(9)
Translation and other, net	2	2
Ending balance	83	48
Tax losses [member] | Deferred Tax Assets [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement	33	(12)
Tax losses [member] | Deferred Tax Assets [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement		(5)
Employee benefits [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	284	445
Expense equity	(34)	9
Translation and other, net	5	(4)
Ending balance	222	284
Employee benefits [member] | Deferred Tax Assets [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement	(33)	(165)
Employee benefits [member] | Deferred Tax Assets [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement		(1)
Deferred and share-based compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	175	144
Expense equity	(19)	12
Ending balance	94	175
Deferred and share-based compensation [member] | Deferred Tax Assets [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement	(62)	17
Deferred and share-based compensation [member] | Deferred Tax Assets [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement		2
Other [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	227	212
Transfer to assets held for sale		(10)
Translation and other, net	5	2
Ending balance	196	227
Other [member] | Deferred Tax Assets [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement	$ (36)	26
Other [member] | Deferred Tax Assets [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Expense) benefit to income statement		$ (3)